Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net

	December 31, 2021	September 30, 2022

	RMB in thousands
Leasehold improvements	221,280	280,427
Servers and computers	2,277,947	2,794,207
Others	59,871	61,426

Total	2,559,098	3,136,060
Less: accumulated depreciation	(1,208,842)	(1,752,937)

Net book value	1,350,256	1,383,123